Financial Assets and Liabilities at Fair Value through Profit or Loss ("FVTPL") - Schedule of Outstanding Foreign Currency Forward Contracts (Detail)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, RM in Thousands, Kč in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 MYR (RM)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CZK (Kč)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 SGD ($)
Sell USD / Buy NTD [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-01	2019-01
Contract amount	$ 5,319,611	$ 6,858,785			$ 176,600							$ 223,000
Sell USD / Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Contract amount					47,292	¥ 5,150,510						147,470	¥ 16,493,633
Sell USD / Buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-01	2019-01
Sell USD / Buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-04	2019-04
Sell USD / Buy CNY [member]
Disclosure of detailed information about financial instruments [line items]
Contract amount				¥ 432,823	61,500						¥ 597,420	87,000
Sell USD / Buy CNY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-01	2019-01
Sell USD / Buy CNY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-06	2019-06
Sell USD / Buy SGD [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date		2019-01
Contract amount					39,276			$ 53,372				5,793				$ 7,940
Sell USD / Buy SGD [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-01
Sell USD / Buy SGD [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-02
Sell USD / Buy MYR [member]
Disclosure of detailed information about financial instruments [line items]
Contract amount					703		RM 2,905					879			RM 3,670
Sell USD / Buy MYR [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-01	2019-01
Sell USD / Buy MYR [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-03	2019-03
Sell CNY / Buy USD [Member]
Disclosure of detailed information about financial instruments [line items]
Contract amount				¥ 1,935,305	276,672						853,328	124,000
Sell CNY / Buy USD [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-02	2019-01
Sell CNY / Buy USD [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-03	2019-02
Sell EUR / Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date		2019-01
Contract amount			€ 23,000			¥ 2,788,285				€ 12,000			1,536,180
Sell EUR / Buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-01
Sell EUR / Buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-02
Sell HKD / Buy USD [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date	2020-01
Contract amount					$ 7,721				$ 60,177
Sell NTD / Buy JPY [Member]
Disclosure of detailed information about financial instruments [line items]
Contract amount		$ 2,054,260											7,400,000
Sell NTD / Buy JPY [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date		2019-01
Sell NTD / Buy JPY [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date		2019-03
Sell EUR / Buy USD [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date		2019-01
Contract amount										28,500		$ 32,441
Sell EUR / Buy CZK [member]
Disclosure of detailed information about financial instruments [line items]
Contract amount										€ 3,240				Kč 84,081
Sell EUR / Buy CZK [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date		2019-01
Sell EUR / Buy CZK [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date		2019-03
Sell CNY / Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Contract amount											¥ 60,800		¥ 981,383
Sell CNY / Buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date		2019-01
Sell CNY / Buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Derivative Financial Instrument Maturity date		2019-02